Share-based compensation - Range of exercise prices in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 11 months 19 days
Number of units outstanding (in shares) | shares	857,407	896,883	1,450,077
Weighted average exercise price of units outstanding (in usd per unit)	$ 52.02	$ 51.27	$ 45.11
Number of units exercisable (in shares) | shares	691,336
Weighted average exercise price of units exercisable (in usd per unit)	$ 51.50
SARs | $25.97 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 2 months 1 day
Number of units outstanding (in shares) | shares	186,980
Weighted average exercise price of units outstanding (in usd per unit)	$ 34.59
Number of units exercisable (in shares) | shares	186,980
Weighted average exercise price of units exercisable (in usd per unit)	$ 34.59
SARs | $25.97 to $35.51 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	25.97
SARs | $25.97 to $35.51 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
SARs | $38.24 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 10 months 28 days
Number of units outstanding (in shares) | shares	191,684
Weighted average exercise price of units outstanding (in usd per unit)	$ 46.39
Number of units exercisable (in shares) | shares	141,597
Weighted average exercise price of units exercisable (in usd per unit)	$ 45.07
SARs | $38.24 to $50.17 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.24
SARs | $38.24 to $50.17 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
SARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 10 months 28 days
Number of units outstanding (in shares) | shares	478,743
Weighted average exercise price of units outstanding (in usd per unit)	$ 61.08
Number of units exercisable (in shares) | shares	362,759
Weighted average exercise price of units exercisable (in usd per unit)	$ 62.73
SARs | $54.65 to $78.59 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
SARs | $54.65 to $78.59 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 9 months 7 days
Number of units outstanding (in shares) | shares	1,661,327	1,447,301	2,043,495
Weighted average exercise price of units outstanding (in usd per unit)	$ 52.55	$ 51.24	$ 46.62
Number of units exercisable (in shares) | shares	1,054,262
Weighted average exercise price of units exercisable (in usd per unit)	$ 51.05
TSARs | $25.97 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 2 months 1 day
Number of units outstanding (in shares) | shares	308,837
Weighted average exercise price of units outstanding (in usd per unit)	$ 34.59
Number of units exercisable (in shares) | shares	308,837
Weighted average exercise price of units exercisable (in usd per unit)	$ 34.59
TSARs | $25.97 to $35.51 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	25.97
TSARs | $25.97 to $35.51 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
TSARs | $38.24 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 6 months 7 days
Number of units outstanding (in shares) | shares	386,471
Weighted average exercise price of units outstanding (in usd per unit)	$ 47.62
Number of units exercisable (in shares) | shares	263,269
Weighted average exercise price of units exercisable (in usd per unit)	$ 46.82
TSARs | $38.24 to $50.17 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.24
TSARs | $38.24 to $50.17 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
TSARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	4 years 22 days
Number of units outstanding (in shares) | shares	966,019
Weighted average exercise price of units outstanding (in usd per unit)	$ 60.27
Number of units exercisable (in shares) | shares	482,156
Weighted average exercise price of units exercisable (in usd per unit)	$ 63.91
TSARs | $54.65 to $78.59 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
TSARs | $54.65 to $78.59 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59